ACCOUNTS RECEIVABLE - Additional Information (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Financing Receivable, before Allowance for Credit Loss, Maturity [Line Items]
Discounted accounts from accounts receivable from credit card companies	R$ 5,673,241
Average monthly rate on accounts receivable from credit card companies	1.30%
Balance of accounts receivable net of due to anticipations	R$ 163,040		R$ 220,564
Past‑due balances over	360 days
Accounts receivable	R$ 2,390,272	R$ 2,722,742
Up to 360 days | Settlement Of Outstanding Receivable
Financing Receivable, before Allowance for Credit Loss, Maturity [Line Items]
Accounts receivable	R$ 79,272